Earnings Per Common Share - Schedule of Earnings Per Share (EPS) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net Earnings to Common Shareholders
Basic EPS	$ 253	$ 274	$ 608	$ 586
Potential dilutive effect of stock options	0	0	0	0
Diluted EPS	$ 253	$ 274	$ 608	$ 586
Weighted Average Shares
Basic EPS (shares)	470.2	464.6	469.0	464.2
Potential dilutive effect of stock options (shares)	0.4	0.6	0.4	0.6
Diluted EPS (shares)	470.6	465.2	469.4	464.8
EPS
Basic (CAD per share)	$ 0.54	$ 0.59	$ 1.30	$ 1.26
Diluted (CAD per share)	$ 0.54	$ 0.59	$ 1.30	$ 1.26